# FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED JUL 21 2003 155 SEC MAIL PROCESSING SECTION WASH, D.C.

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# FORM D

[redacted]

03027080

**NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION**

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.) 1255694
Homestead Equity Fund IV Limited Partnership

Filing Under (check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ ☐ Amendment

**A. BASIC IDENTIFICATION DATA**

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)Homestead Equity Fund IV Limited Partnership by its general partner Oregon Corporation for Affordable Housing, an Oregon corporation, dba Homestead Capital

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 222 SW Columbia Street, Suite 200, Portland, OR 97201 | (503) 276-1555 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
| 222 SW Columbia Street, Suite 200, Portland, OR 97201 | 503) 276-1563 |

Brief Description of Business

To encourage & assist in investments in residential real property that qualifies for low income housing tax credit.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED JUL 22 2003 THOMSON FINANCIAL

Month Year
Actual or Estimated Date of Incorporation or Organization: February 26, 2003 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for foreign jurisdiction) OR

**GENERAL INSTRUCTIONS**

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6)

*When to File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where to File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.**

FORM DUPE ONLY

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Puentes, George, Secretary**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Lewis, Steve, Treasurer**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Peters, Mike**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Cormack, Harriet B.**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Saweuyer-Parks, Deborah, President and CEO**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Mark A. Coffey, Executive Vice President and Chief Operating Officer**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Susan Asam, Vice President for Acquisitions and Development**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Thornton, Rick, Chief Financial Officer**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full name (Last name first, if individual)

**Homestead Capital, an assumed business name of the Oregon Corporation for Affordable Housing.**

Business or Residence Address (Number and Street, City, State, Zip Code)

222 SW Columbia Street, Suite 200, Portland, OR 97201

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $-0- | $-0- |
| Equity | $-0- | $-0- |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $30,000,000 | $10,000,000 |
| Other (Specify ____________) | $-0- | $-0- |
| Total | $30,000,000 | $10,000,000 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number of Investors | Aggregate Dollar Amount of Purchasers |
|---|---|---|
| Accredited Investors | 1 | $4,000,000 |
| Non-accredited Investors | 0 | $0.00 |
| Total (for filings under Rule 504 only) | | $ |

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

| Type of offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ |

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☒ | $ 500. |
| Legal Fees | ☒ | $25,000. |
| Accounting Fees | ☒ | $ 4,500. |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☐ | $ |
| Other Expenses (identify) ____________ | ☐ | $ |
| Total | ☒ | $30,000. |

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intended to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| State | Yes | No | Limited Partnership Interest | Number of Accredited Investors | Amount | Number of Non-Accredited Investors | Amount | Yes | No |
| AL | | | | | | | | | |
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